Shareholders' Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 26, 2021	Apr. 24, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Capital requirements			$ 252,371
Number of shares issued			66,411,260,649
Number of shares outstanding			64,689,740,633	66,862,560,649
Number of treasury shares held			4,200,651,521	1,721,520,016
Merger transaction description			any transaction representing 20% or more of the Company’s consolidated assets
Legal reserve			$ 358,440	$ 358,440
Amount of Mexican withholding tax			10.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve			5.00%
Top of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve			20.00%
Capital Stock Class AA Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued			20,554,697,460
Capital Stock Class A Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued			502,404,175
Capital Stock Class L Limited Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued			45,354,159,014
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			20,554,697,460	20,578,173,274
Dividends paid	$ 0.40	$ 0.38
Capital Stock Class Aa [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock			20.00%
Capital Stock Class Aa [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock			51.00%
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			502,404,175	519,926,536
Dividends paid	0.40	0.38
Capital Stock Class A [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock			19.60%
Capital Stock Class A [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock			49.00%
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			43,632,638,998	45,764,460,839
Number of treasury shares held				4,200,629,621
Periodic payment of dividend	0.20	0.19
Capital Stock Class L [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock			80.00%
Class L [member]
Disclosure of classes of share capital [line items]
Dividends paid	$ 0.40	$ 0.38
Periodic payable date of dividend	July 19 and November 08, 2021	July 20 and November 09, 2020
Class A [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held				21,900